Fair Value Measurements and Hierarchy - Liabilities of Fair Value on Recurring Basis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2020	$ 0
Liability acquired as part of Business Combination	5,879
Decrease in fair value included in other expense	(3,686)
Balance at December 31, 2021	2,193
Derivative Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2020	0
Liability acquired as part of Business Combination	84,909
Decrease in fair value included in other expense	(24,891)
Balance at December 31, 2021	$ 60,018